UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Centaurus Capital LP
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Address:   33 Cavendish Square, 16th Floor
           --------------------------------------------------
           London, W1G OPW, United Kingdom
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  028-11856

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Paul Leary
           -------------------------------------------------------
Title:     Director of Centaurus Capital Limited, in its capacity
             as General Partner of Centaurus Capital LP
           -------------------------------------------------------
Phone:     011 44 20 7 852 3800
           -------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Paul Leary             London, United Kingdom         August 3, 2012
-------------------    ------------------------------   ---------------------
   [Signature]                 [City, State]                  [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]     13F  NOTICE.  (Check  here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F  COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:              1
                                               -------------

Form 13F Information Table Entry Total:         19
                                               -------------

Form 13F Information Table Value Total:        $224,865
                                               -------------
                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.           Form 13F File Number        Name

1             028-11857                   Centaurus Capital Limited

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
                                                  FORM 13F INFORMATION TABLE

        COLUMN 1                    COLUMN 2           COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------- ---------------------------- --------- -------- ------------------ ---------- -------- -------------------
                                                                  VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
     NAME OF ISSUER              TITLE OF CLASS          CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE  SHARED   NONE
------------------------- ---------------------------- --------- -------- --------- --- ---- ---------- -------- ---- --------- ----
ABOVENET INC              COM                          00374N107   51,660   615,000 SH       OTHER      1           0   615,000    0
ALLOS THERAPEUTICS INC    COM                          19777101     4,411 2,464,123 SH       OTHER      1           0 2,464,123    0
ASIAINFO-LINKAGE INC      COM                          04518A104   16,462 1,396,309 SH       OTHER      1           0 1,396,309    0
ASM INTL N V              NY REGISTER SH               N07045102    9,537   251,960 SH       OTHER      1           0   251,960    0
CREDO PETE CORP           COM PAR $0.10                225439207    1,082    74,745 SH       OTHER      1           0    74,745    0
EDELMAN FINL GROUP INC    COM                          27943Q105      411    47,199 SH       OTHER      1           0    47,199    0
ELSTER GROUP SE           SPONSORED ADR                290348101    3,241   159,654 SH       OTHER      1           0   159,654    0
EXTORRE GOLD MINES LTD    COM                          30227B109    1,183   287,100 SH       OTHER      1           0   287,100    0
FUSHI COPPERWELD INC      COM                          36113E107    2,270   261,200 SH       OTHER      1           0   261,200    0
GEN-PROBE INC NEW         COM                          36866T103   37,141   451,841 SH       OTHER      1           0   451,841    0
HUMAN GENOME SCIENCES INC COM                          444903108    1,970   150,000 SH       OTHER      1           0   150,000    0
HUMAN GENOME SCIENCES INC COM                          444903108    1,970   150,000 SH  PUT  OTHER      1           0   150,000    0
INTERLINE BRANDS INC      COM                          458743101    4,650   185,462 SH       OTHER      1           0   185,462    0
ISHARES TR                NASDQ BIO INDX               464287556      598     4,600 SH  PUT  OTHER      1           0     4,600    0
KNOLOGY INC               COM                          499183804   45,143 2,295,000 SH       OTHER      1           0 2,295,000    0
NEWS CORP-CLASS B         CL A                         65248E104   15,539   690,000 SH       OTHER      1           0   690,000    0
SPDR S&P 500 ETF TR       TR UNIT                      78462F103   18,074   132,800 SH  PUT  OTHER      1           0   132,800    0
TUDOU HLDGS LTD           SPONSORED ADS                89903T107    6,928   206,692 SH       OTHER      1           0   206,692    0
ZHONGPIN INC              COM                          98952K107    2,598   282,048 SH       OTHER      1           0   282,048    0

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